Expense Example - American Funds U.S. Small & Mid Cap Equity Fund	Sep. 20, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	895
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	445
Expense Example, with Redemption, 3 Years	693
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	556
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	572
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	402
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	336
Expense Example, with Redemption, 3 Years	566
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	341
Expense Example, with Redemption, 3 Years	581
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	333
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	245
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	213
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	349
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	248
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	229
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	556
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	556
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	417
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	324
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	229
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	213
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	464
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	$ 261